Document and Entity Information Document	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 13, 2026
Entity Registrant Name	KONTOOR BRANDS, INC.
Entity Central Index Key	0001760965
Amendment Flag	false
Entity Incorporation, State or Country Code	NC
Entity File Number	001-38854
Entity Tax Identification Number	83-2680248
Entity Address, Address Line One	400 N. Elm Street
Entity Address, City or Town	Greensboro
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27401
City Area Code	(336)
Local Phone Number	332-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	KTB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Document Information [Line Items]
Document Period End Date	Nov. 13, 2026